Borrowings - Schedule of composition of borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT
Other loans	€ 87,227	€ 50,726
NON-CURRENT BORROWINGS	87,227	50,726
CURRENT
Other loans	11,580	7,107
CURRENT BORROWINGS	11,580	7,107
TOTAL BORROWINGS	€ 98,806	€ 57,834